Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses (Abstract)
Voyage and Vessel Operating Expenses
18.           Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2009	2010	2011
Voyage expenses
Port charges	$1,940	$1,047	$694
Bunkers	3,637	1,544	915
Commissions paid - third parties	1,460	1,180	1,347
Commissions paid - related parties	1,472	1,540	1,237
Chartered-in vessel expenses	6,732	11,180	17,909
Miscellaneous	133	348	327
Total voyage expenses	$15,374	$16,839	$22,429

Vessel operating expenses
Crew wages and related costs	$13,342	$12,348	$12,938
Insurances	2,198	2,195	2,399
Maintenance, Repairs, Spares and Stores	9,671	4,729	6,130
Lubricants	2,456	1,925	2,189
Tonnage taxes	123	116	123
Upgrading expenses	1,526	301	789
Miscellaneous	852	735	679
Total vessel operating expenses	$30,168	$22,349	$25,247